Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Fair Value of the Identifiable Tangible and Intangible Assets and Liabilities
The following table includes the fair value of consideration transferred and the fair value of the identifiable tangible and intangible assets and liabilities from MUB:

December 1, 2022 (Dollars in Millions)
Acquisition consideration
Cash	$5,500
Market value of shares of common stock	2,014
Total consideration transferred at acquisition close date	7,514
Discounted liability to MUFG(a)	2,944
Total	$10,458
Fair Value of MUB assets and liabilities
Assets
Cash and due from banks	$17,754
Investment securities	22,725
Loans held for sale	2,220
Loans	53,395
Less allowance for loan losses	(463)
Net loans	52,932
Premises and equipment	646
Other intangible assets (excluding goodwill)	2,808
Other assets	4,764
Total assets	$103,849
Liabilities
Deposits	$86,110
Short-term borrowings	4,777
Long-term debt	2,584
Other liabilities	2,243
Total liabilities	95,714
Less: Net assets	$8,135
Goodwill	$2,323
(a)Represents $3.5 billion of noninterest-bearing additional cash held by MUB upon close of the acquisition to be delivered to MUFG on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, per authoritative accounting guidance.

Fair Value and Unpaid Principal Balance of the Loans
The following table includes the fair value and unpaid principal balance of the loans from the MUB acquisition:

December 1, 2022 (Dollars in Millions)	Unpaid Principal Balance	Fair Value
Commercial	$11,771	$11,366
Commercial real estate	14,397	13,737
Residential mortgages	28,256	26,247
Credit card	299	212
Other retail	1,397	1,370
Total loans	$56,120	$52,932

Other Intangible Assets Acquired
Other intangible assets from the MUB acquisition, as of December 1, 2022, consisted of the following:

(Dollars in Millions)	Weighted-Average Estimated Life	Amortization Method	Fair Value
Mortgage servicing rights	—	(a)	$147
Core deposit benefits	10 years	Accelerated	2,635
Other	11 years	Accelerated	26
Total other intangible assets (excluding goodwill)			$2,808
(a) Mortgage servicing rights are recorded at fair value and are not amortized.
Financial Results Included in the Consolidated Statement of Income
The following table presents financial results of MUB included in the Consolidated Statement of Income from the date of acquisition through December 31, 2022.

(Dollars in Millions)	One Month Ended December 31, 2022
Net interest income	$255
Noninterest income	(38)	(a)
Net income (loss)	(562)
(a)Includes realized losses on investment securities sold.
Pro Forma Information	The pro forma information does not necessarily reflect the results that would have occurred had the Company acquired MUB on January 1, 2021.

Year Ended December 31 (Dollars in Millions)	2022	2021
Net interest income	$17,541	$14,958
Noninterest income	10,068	11,071
Net income	7,184	7,187

Purchase Price of PCD Loans Acquired
The following table provides information about the determination of the purchase price of PCD loans at the acquisition date:

December 1, 2022 (Dollars in Millions)
Principal balance	$5,097
Allowance for credit losses at acquisition	(463)
Non-credit discount	(213)
Purchase price	$4,421